INCOME TAX (Schedule of Effective Income Tax Rate Reconciliation) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Tax expense computed at statutory rates, see (*) below	$ 134,514	$ 67,154	$ 35,673
Effect of different tax rates in different jurisdictions and Preferred Enterprise Benefit	(89,487)	(46,012)	(24,683)
Change in valuation allowance, see Note 19F below	2,697	5,911	899
Permanent differences and other, net	17,588	(1,551)	(10,865)
Income tax expense	$ 65,312	$ 25,502	$ 1,024